Leases - Schedule of Lease obligation adoption (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Beginning Balance	$ 2,644,967	$ 3,222,380
Additions to lease liabilities	2,121,305
Termination of lease liabilities	(33,804)
Interest on lease liabilities	253,978	206,986
Lease payments	(955,431)	(784,399)
Ending Balance	4,031,015	2,644,967
Less: current portion	(777,586)	(558,960)
Balance, end of the year	$ 3,253,429	$ 2,086,007